Convertible Promissory Notes – Related Parties (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020	Mar. 31, 2019 $ / shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CHF (SFr)
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount | SFr									SFr 50,000
Accrues interest percentage					10.00%
Maturity date description			The note had an original maturity date of April 30, 2019 at which time if it wasn’t already converted, a new maturity date would be set at the discretion of MRI. The parties have amended the agreement to extend the maturity date to March 31, 2021.
Accrued interest payable			$ 42,929
Debt interest rate percentage			12.00%
Interest rate stated			10.00%
Interest expense related party			$ 8,540	$ 3,782
Common shares fair value per share (in Francs per share) | SFr / shares		SFr 14
Aggregate fair value	$ 550,829
Loss on conversion loan	24,060
Remaining loan	26,043	SFr 23,020
DebtInstrumentFaceAmount
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount				$ 50,720			$ 557,920	SFr 550,000		$ 507,200	SFr 500,000
Debt discount			4,019
Interest expense related party			$ 237
Aggregate amount	$ 526,769	SFr 526,980
Conversion of common shares (in Shares) | shares	40,000	40,000
Conversion price per share (in Dollars per share) | $ / shares						$ 13